UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Western Asset Management Company
Address: 385 E. Colorado Boulevard
         Pasadena, CA  91101

13F File Number:  28-10245

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Ehrlich
Title:     Manager of Regulatory Affairs
Phone:     626-844-9407

Signature, Place, and Date of Signing:

     Kevin Ehrlich     Pasadena, CA     November 14, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     17

Form13F Information Table Value Total:     $230,513 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABITIBIBOWATER INC             COM NEW          003687209      843    56138 SH       DEFINED 1               56138        0        0
ANNALY CAP MGMT INC            NOTE 4.000% 2/1  035710AA0       81    70000 PRN      DEFINED 1               70000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305   113074  2417656 SH       DEFINED 1             2417656        0        0
CITIGROUP INC                  UNIT 99/99/9999  172967416    12467   155000 SH       DEFINED 1              155000        0        0
CUMULUS MEDIA INC              CL A             231082108     2148   758731 SH       DEFINED 1              758731        0        0
E TRADE FINANCIAL CORP         NOTE 8/3         269246AZ7      102   115000 PRN      DEFINED 1              115000        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V126     3786   477307 SH       DEFINED 1                   0        0   477307
GENERAL MTRS CO                COM              37045V100     8565   424381 SH       DEFINED 1              424381        0        0
GENERAL MTRS CO                *W EXP 07/10/201 37045V118     5508   473177 SH       DEFINED 1                   0        0   473177
GEORGIA GULF CORP              COM PAR$0.01 NEW 373200302     5620   406349 SH       DEFINED 1              406349        0        0
HORIZON LINES INC              NOTE 4.250% 8/1  44044KAB7    37145 50166000 PRN      DEFINED 1            50166000        0        0
ISHARES TR                     S&P SH NTL AMTFR 464288158       54      500 SH       DEFINED 1                   0        0      500
LIBERTY MEDIA CORP             DEB 4.000%11/1   530715AG6     1181  2000000 PRN      DEFINED 1             2000000        0        0
LIBERTY MEDIA CORP             DEB 3.750% 2/1   530715AL5     5535 10205000 PRN      DEFINED 1            10205000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    30092  1231729 SH       DEFINED 1             1231729        0        0
MAXCOM TELECOMUNICACIONES SA   ADR REP PR CTF   57773A508       19    13302 SH       DEFINED 1               13302        0        0
SEMGROUP CORP                  CL A             81663A105     4293   215039 SH       DEFINED 1              215039        0        0
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